Organization and Business Description (Details) $ / shares in Units, ¥ in Millions, $ in Millions	1 Months Ended
	Oct. 26, 2020 USD ($)	Oct. 26, 2020 CNY (¥)	Dec. 19, 2011	Aug. 28, 2020 $ / shares	Jun. 25, 2020	Oct. 14, 2019
Organization and Business Description (Details) [Line Items]
Reverse split, description			On January 11, 2019, the Company changed its name to China Bat Group, Inc. and on June 3, 2019, further changed its name to Bat Group, Inc. On March 6, 2020, the Company amended its Certificate of Incorporation with the Secretary of State of Delaware to effect a name change to TD Holdings, Inc.
Percentage of ownership by company					100.00%	20.00%
Consideration purchase price				$ 1.00
Installments payments, description	Huamucheng agreed to pay to the Shenzhen Xinsuniao an aggregate cash consideration of RMB670 million (approximately $102.6 million), of which 85% was paid before December 25, 2020 and the remaining 15% will be paid in installments on or before December 25, 2021.	Huamucheng agreed to pay to the Shenzhen Xinsuniao an aggregate cash consideration of RMB670 million (approximately $102.6 million), of which 85% was paid before December 25, 2020 and the remaining 15% will be paid in installments on or before December 25, 2021.
Aggregate cash consideration	$ 102.6	¥ 670
Subsidiary percentage	60.00%	60.00%
Beijing Tianxing [Member]
Organization and Business Description (Details) [Line Items]
Consideration purchase price				$ 1.00